Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,141,518	$ 2,251,657	$ 1,870,346
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	997,755	1,007,376	825,457
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	909,616	909,690	728,577
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	88,139	97,686	96,880
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	733,469	814,417	682,289
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 410,294	$ 429,864	$ 362,600